Income Taxes - Summary of the Company's Deferred Income Tax Asset Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Abstract]
Balance at beginning of year	$ 17,001	$ 9,343
Additions charged to expense	4,465	7,658
Balance at end of year	$ 21,507	$ 17,001